Other Long-Term Liabilities - Schedule of Other Non Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Transaction fees payable	$ 7,660	$ 0
Deferred revenue	130	4
Customer deposits	750	750	$ 850
Restructuring liability		49	342
Other long-term liabilities	486	49
Other long-term liabilities		4	44
Total other long-term liabilities	$ 9,026	$ 803	$ 1,236